GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 28, 2012
GOODWILL AND INTANGIBLE ASSETS
Schedule of change in the carrying amount of goodwill

(in thousands)	Grocery Products	Refrigerated Foods	JOTS	Specialty Foods	All Other	Total
Balance as of October 31, 2010	$123,316	$94,791	$203,214	$207,028	$674	$629,023
Goodwill acquired	–	1,861	–	–	–	1,861
Balance as of October 30, 2011	$123,316	$96,652	$203,214	$207,028	$674	$630,884
Goodwill acquired	–	(9)	–	–	–	(9)
Balance as of October 28, 2012	$123,316	$96,643	$203,214	$207,028	$674	$630,875

Schedule of gross carrying amount and accumulated amortization for definite-lived intangible assets

	October 28, 2012			October 30, 2011
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Weighted- Avg Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Weighted- Avg Life (in Years)
Customer lists/relationships	$22,148	$(14,684)	10.9	$22,378	$(12,556)	10.9
Proprietary software & technology	22,000	(17,319)	9.3	22,000	(14,822)	9.3
Formulas & recipes	17,854	(11,686)	8.8	18,354	(10,047)	8.8
Distribution network	4,120	(3,783)	10.0	4,120	(3,371)	10.0
Other intangibles	9,466	(6,903)	7.0	14,030	(10,105)	6.3
Total	$75,588	$(54,375)	9.4	$80,882	$(50,901)	9.1

Schedule of estimated annual amortization expense
2013	$7,768
2014	6,372
2015	3,192
2016	1,023
2017	636

Schedule of carrying amounts for indefinite-lived intangible assets
(in thousands)	October 28, 2012	October 30, 2011
Brand/tradename/trademarks	$ 93,875	$ 94,081
Other intangibles	7,984	7,984
Total	$101,859	$102,065